Condensed Parent Company Only Financial Statements - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company Only Financial Information [Line Items]
Net income	$ 105,450	$ 65,103	$ 76,395
Depreciation and amortization	15,791	25,388	21,685
Loss on sale of assets	(14)	(251)	(42)
Derivative losses on swaps	0	0
Tax benefit associated with share-based payment arrangements	(2,105)	(886)	(1,221)
Other, net	(20,881)	77,792	7,319
Net Cash (Used in) Provided by Operating Activities	119,363	309,783	(12,188)
Cash received in excess of cash paid in acquisition	188,803		32,425
Proceeds from sale of premises and equipment	5,129	8,714	1,274
Purchases of premises and equipment	(29,841)	(16,941)	(32,825)
Net Cash Provided by (Used in) Investing Activities	(712,755)	(1,080,607)	(527,676)
Repayments of long-term debt	(22,871)	(144,609)	(80,770)
Dividends paid to shareholders	(43,070)	(40,332)	(40,069)
Proceeds from sale of treasury stock for stock options exercised	11,693	8,101	2,813
Payments to repurchase common stock	(3,727)	(2,280)	(42,245)
Tax benefit associated with share-based payment arrangements	2,105	886	1,221
Net Cash Provided by Financing Activities	750,091	191,243	937,545
Net (Decrease) Increase in Cash and Cash Equivalents	156,699	(579,581)	397,681
Cash and Cash Equivalents at Beginning of Period	391,396	970,977	573,296
Cash and Cash Equivalents at End of Period	548,095	391,396	970,977
IBERIABANK Corporation [Member]
Parent Company Only Financial Information [Line Items]
Net income	105,450	65,103	76,395
Depreciation and amortization	595	2,035	4,926
Net income of subsidiaries	(107,843)	(73,019)	(98,599)
Noncash compensation expense	11,984	10,704	9,907
Loss on sale of assets			7
Derivative losses on swaps			2
Tax benefit associated with share-based payment arrangements	(2,105)	(886)	(1,221)
Other, net	(27,273)	7,574	(10,557)
Net Cash (Used in) Provided by Operating Activities	(19,192)	11,511	(19,140)
Cash received in excess of cash paid in acquisition	4,783		1,272
Proceeds from sale of premises and equipment		11,751	5
Purchases of premises and equipment	(36)	(5,247)	(4,173)
Capital contributed to subsidiary	(14,600)		(2,000)
Dividends received from subsidiaries		50,511	70,000
Acquisition	0	0	0
Net Cash Provided by (Used in) Investing Activities	(9,853)	57,015	65,104
Repayments of long-term debt			(2,867)
Dividends paid to shareholders	(43,070)	(40,332)	(40,069)
Proceeds from sale of treasury stock for stock options exercised	11,693	8,101	2,813
Payments to repurchase common stock	(3,727)	(2,280)	(42,245)
Common stock issued	0	0	0
Costs of issuance of common stock	0	0	0
Tax benefit associated with share-based payment arrangements	2,105	886	1,221
Net Cash Provided by Financing Activities	(32,999)	(33,625)	(81,147)
Net (Decrease) Increase in Cash and Cash Equivalents	(62,044)	34,901	(35,183)
Cash and Cash Equivalents at Beginning of Period	98,108	63,207	98,390
Cash and Cash Equivalents at End of Period	$ 36,064	$ 98,108	$ 63,207